Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Financial Assets at Fair Value Through Profit or Loss

	December 31, 2019	December 31, 2020
	NT$000	NT$000
Current:
Financial assets mandatorily measured at fair value through profit or loss
Listed stocks	—	46,512
Valuation adjustment	—	6,608

	—	53,120

Non-current:
Financial assets mandatorily measured at fair value through profit or loss
Foreign partnership interests	10,940	10,940
Valuation adjustment	98	(572)

	11,038	10,368

Summary of Amounts recognized in Profit or Loss in Relation to Financial Assets at Fair Value Through Profit or Loss
a)	Amounts recognized in profit or loss in relation to the financial assets at fair value through profit or loss are listed below:

	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
Financial assets mandatorily measured at fair value through profit or loss
Beneficiary certificates*	1,396	1,750	18,077
Listed stocks	—	—	6,608
Foreign partnership interests	38	(433)	(670)
Derivative instruments	51	—	—

	1,485	1,317	24,015

*
Beneficiary certificates represent money market funds the Company held during the reporting period. As of December 31, 2019 and 2020, there were no beneficiary certificates classified as current financial assets at fair value through profit or loss (“FVTPL”).

b)	No financial assets at FVTPL were pledged to others.

c)	Information relating to price risk of financial assets at FVTPL is provided in Note 42.